GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Financial Statements for the Years Ended December 31,
1996 and 1995 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A:


We have audited the accompanying statement of assets and liabilities of the Great-West Variable Annuity Account A, including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of Variable Annuity Account A's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





January 31, 1997

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

Assets:

Investments, at value:
  Common stock (cost - $5,551,383)           $7,149,008
  Short-term investment (cost - $497,866)              497,866
Investment income due and accrued            6,921
Cash                               94,116

     Total Assets                            7,747,911

Liabilities:

Due to Great-West Life & Annuity Insurance Company     2,793
Contract benefits payable                         5,257

     Total Liabilities                       8,050

Net Assets                              $7,739,861

Net Assets Represented By  (Units at 8.7670)

Accumulation units - 819,044                 $7,180,553
Reserves for annuities in course of payment - 2,850 units   559,308

Net Assets                              $7,739,861

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Investment Income:

  Dividends                             $85,801
  Interest                                   46,351

132,152

Expenses:

  Administration                             20,791
  Mortality risks                            27,814
  Investment management and advisory services          33,525
  Expense risks                              4,944

                                   87,074

Net Investment Income                        45,078

Realized and Unrealized Gain on Investments:

Net realized gain on investments                  754,021
Net change in unrealized appreciation on investments        289,358

Net Realized and Unrealized Gain on Investments        1,043,379

Net Increase in Net Assets Resulting from Operations
$1,088,457

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

From Operations:                   1996      1995

Net investment income              $45,078        $93,115
Net realized gains            754,021        855,627
Net change in unrealized appreciation   289,358        568,994

    Increase in net assets resulting
        from operations            1,088,457 1,517,736

From Unit Share Transactions:

Surrenders                    (199,158) (299,498)
Annuity payments              (107,722) (107,786)
Death payments                (41,699)       (204,673)
Transfer in respect of mortality guarantees  9,843          7,418
   Decrease in net assets derived from unit
   share transactions              (338,736) (604,539)
Net increase in net assets              749,721        913,197

Net Assets:

Beginning of period           6,990,140 6,076,943
End of period                 $7,739,861     $6,990,140

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected data for an accumulation unit for years ended December 31, 1996, 1995 1994, 1993, and 1992, were as follows:


Years Ended December 31,

1996
1995
1994
1993
1992

Unit Value, Beginning of Period
$7.501
$6.070
$6.245
$5.397
$5.175
Income From Investment Operations:
Net investment income
 .053
 .089
 .073
 .048
 .052
Net gains (losses) on investments
   (realized and unrealized)
1.213
1.342
(.248)
 .800
 .170
Total From Investment
   Operations (Note A)
1.266
1.431
(.175)
 .848
 .222
Unit Value, End of Period
$8.767
$7.501
$6.070
$6.245
$5.397
Total Return
15.90%
23.56%
(2.80)%
15.71%
4.29%
Net Assets, End of Period
$7,739,861
$6,990,140
$6,076,943
$7,235,935
$6,825,451
Average broker commission paid
   per share bought or sold
$0.0692




Ratio of Expenses to Average
   Net Assets
1.25%
1.18%
1.24%
1.19%
1.21%
Ratio of Net Investment Income
  to Average Net Assets
1.89%
2.49%
2.42%
2.02%
2.23%
Portfolio Turnover Rate
64.4%
62.2%
30.2%
23.4%
44.5%

Note A -  Net investment income and realized and unrealized gains
(losses) are reflected in the value of the accumulation units.
Dividends are not declared from income and capital gains are not distributed.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

Effective April 16, 1984, Great-West Life ceased issuing new variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The cost of securities sold is determined on the basis of specific identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management and advisory services. Effective November 1, 1996 a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, Inc., serves as investment advisor.


NOTES TO FINANCIAL STATEMENTS - Continued


NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:



1996           1995
Common Stock
  Purchases                   $4,215,625          $4,018,419
  Proceeds from sales              4,398,958      4,643,628

NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

1996           1995
Outstanding - January 1            848,519             904,823
  Redeemed during the year
    Surrender                 (24,386)            (24,716)
    Death                     (5,089)             (31,588)
                         (29,475)            (56,304)
Outstanding - December 31          819,044             848,519


Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.

NOTES TO FINANCIAL STATEMENTS - Continued

NOTE 7 - ACCUMULATION UNIT VALUES - (Unaudited)

               ACCUMULATION                  ACCUMULATION
VALUATION DATE UNIT VALUE          VALUATION DATE UNIT VALUE
January 3, 1969          $1.00000000         September 30, 1980
$1.24125856
March 28, 1969      $1.07468400         December 31, 1980
$1.34937658
June 27, 1969       $1.07583259         March 31, 1981
$1.34420316
September 30, 1969  $1.04319336         June 30, 1981
$1.31151501
December 31, 1969   $1.05956294         September 30, 1981
$1.21957549
March 31, 1970      $1.05322327         December 31, 1981
$1.34034823
June 30, 1970       $.86337212          March 31, 1982
$1.22060069
September 30, 1970  $.98057690          June 30, 1982
$1.21747890
December 31, 1970   $1.08416020         September 30, 1982
$1.32107048
March 31, 1971      $1.28783953         December 31, 1982
$1.54829628
June 30, 1971       $1.31417688         March 31, 1983
$1.72492408
September 30, 1971  $1.34600160         June 30, 1983
$1.88999803
December 31, 1971   $1.40624309         September 30, 1983
$1.85391985
March 31, 1972      $1.50937876         December 31, 1983
$1.86959830
June 30, 1972       $1.46441659         March 31, 1984
$1.77987261
September 29, 1972  $1.41141921         June 30, 1984
$1.74123169
December 31, 1972   $1.43641768         September 30, 1984
$1.89436321
March 30, 1973      $1.14518173         December 31, 1984
$1.94021457
June 29, 1973       $.94975920          March 31, 1985
$2.11639231
September 28, 1973  $1.12752636         June 30, 1985
$2.31593116
December 31, 1973   $.98798465          September 30, 1985
$2.17502453
March 29, 1974      $.92504974          December 31, 1985
$2.50415588
June 28, 1974       $.84636772          March 31, 1986
$2.92575544
September 30, 1974  $.69582357          June 30, 1986
$3.12894373
December 31, 1974   $.76438983          September 30, 1986
$2.79849885
March 31, 1975      $.85484991          December 31, 1986
$2.92996949
June 30, 1975       $.94523691          March 31, 1987
$3.45357315
September 30, 1975  $.86720026          June 30, 1987
$3.47692861
December 31, 1975   $.89703274          September 30, 1987
$3.58107036
March 31, 1976      $1.02654318         December 31, 1987
$2.90927633
June 30, 1976       $1.04254066         March 31, 1988
$3.03211290
September 30, 1976  $1.02175714         June 30, 1988
$3.14170371
December 31, 1976   $1.06312535         September 30, 1988
$3.19555027
March 31, 1977      $.96668709          December 31, 1988
$3.24632490
June 30, 1977       $.97779837          March 31, 1989
$3.40048089
September 30, 1977  $.91543186          June 30, 1989
$3.66057985
December 31, 1977   $.91330430          September 30, 1989
$4.03595925
March 31, 1978      $.88025820          December 31, 1989
$4.16667314
June 30, 1978       $.94981303          March 31, 1990
$4.10420565
September 30, 1978  $1.02175412         June 30, 1990
$4.40575331
December 31, 1978   $.94566769          September 30, 1990
$3.95067300
March 31, 1979      $1.03700469         December 31, 1990
$4.09586804
June 30, 1979       $1.03384794         March 31, 1991
$4.67731834
September 30, 1979  $1.07966980         June 30, 1991
$4.46997251
December 31, 1979   $1.09861144         September 30, 1991
$4.70629835
March 31, 1980      $1.02778990         December 31, 1991
$5.17489662
June 30, 1980       $1.15888482

ACCUMULATION UNIT VALUES - (Unaudited) - Concluded



ACCUMULATION
VALUATION DATE UNIT VALUE
March 31, 1992           $5.00089395
June 30, 1992       $4.90045709
September 30, 1992  $4.94334533
December 31, 1992   $5.39680799
March 31, 1993      $5.70268053
June 30, 1993       $5.91443136
September 30, 1993  $6.20352631
December 31, 1993   $6.24551098
March 31, 1994      $6.07099873
June 30, 1994       $5.98373289
September 30, 1994  $6.21184797
December 31, 1994   $6.07070336
March 31, 1995      $6.43386353
June 30, 1995       $6.93539739
September 30, 1995  $7.34349110
December 31, 1995   $7.50058268
March 31, 1996      $7.97167430
June 30, 1996       $8.16277408
September 30, 1996  $8.36088935
December 31, 1996   $8.76699327